Portfolio of Investments April 30, 2026
Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
6433148393 COMMON STOCKS - 99 .0% 6433148393
BANKS - 3.6%
746,873 JPMorgan Chase & Co $ 233,943,030
TOTAL BANKS 233,943,030
CAPITAL GOODS - 8.4%
371,962 Eaton Corp plc 161,063,266
662,872 Honeywell International, Inc 142,073,356
175,415 Northrop Grumman Corp 101,649,484
287,374 Trane Technologies plc 141,543,190
TOTAL CAPITAL GOODS 546,329,296
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
392,358 Lowe's Cos, Inc 93,691,167
894,787 TJX Cos, Inc 140,257,862
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 233,949,029
CONSUMER SERVICES - 5.4%
639,281 Booking Holdings, Inc 107,629,349
413,832 McDonald's Corp 121,496,937
1,171,186 Starbucks Corp 123,361,021
TOTAL CONSUMER SERVICES 352,487,307
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
1,399,144 Walmart, Inc 184,589,068
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 184,589,068
ENERGY - 4.6%
702,283 Chevron Corp 135,758,327
1,035,055 Exxon Mobil Corp 159,740,038
TOTAL ENERGY 295,498,365
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
578,491 American Tower Corp 105,696,091
1,048,713 ProLogis, Inc 148,938,220
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 254,634,311
FINANCIAL SERVICES - 7.9%
503,561 American Express Co 162,675,381
315,729 Mastercard, Inc, Class A 158,786,429
1,015,038 NASDAQ, Inc 93,292,143
232,197 S&P Global, Inc 100,130,312
TOTAL FINANCIAL SERVICES 514,884,265
FOOD, BEVERAGE & TOBACCO - 4.6%
1,178,237 Mondelez International, Inc, Class A 72,390,881
469,312 PepsiCo, Inc 74,381,259
900,911 Philip Morris International, Inc 148,713,379
TOTAL FOOD, BEVERAGE & TOBACCO 295,485,519
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
943,656 Abbott Laboratories 85,674,528
285,406 Elevance Health, Inc 107,432,527
TOTAL HEALTH CARE EQUIPMENT & SERVICES 193,107,055
INSURANCE - 1.5%
562,682 Marsh & McLennan Cos, Inc 94,367,398
TOTAL INSURANCE 94,367,398
MATERIALS - 3.3%
263,111 Linde plc 131,855,447
2,198,918 Smurfit Westrock plc 84,416,462
TOTAL MATERIALS 216,271,909
MEDIA & ENTERTAINMENT - 1.4%
150,052 Meta Platforms, Inc 91,818,319
TOTAL MEDIA & ENTERTAINMENT 91,818,319

Portfolio of Investments April 30, 2026
(continued)
Dividend Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
564,830 AbbVie, Inc $ 119,359,875
540,877 Danaher Corp 96,789,939
1,041,676 Merck & Co, Inc 113,730,186
516,238 Zoetis, Inc 59,351,883
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 389,231,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
912,366 Broadcom, Inc 380,848,939
711,918 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 281,962,243
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 662,811,182
SOFTWARE & SERVICES - 7.7%
514,745 Accenture plc, Class A 91,990,079
1,000,825 Microsoft Corp 408,116,418
TOTAL SOFTWARE & SERVICES 500,106,497
TECHNOLOGY HARDWARE & EQUIPMENT - 12.5%
1,597,791 Amphenol Corp, Class A 235,306,681
1,531,462 Apple, Inc 415,562,214
373,318 Motorola Solutions, Inc 163,897,801
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 814,766,696
TELECOMMUNICATION SERVICES - 2.1%
689,123 T-Mobile US, Inc 134,723,547
TOTAL TELECOMMUNICATION SERVICES 134,723,547
TRANSPORTATION - 1.6%
389,225 Union Pacific Corp 104,888,353
TOTAL TRANSPORTATION 104,888,353
UTILITIES - 4.9%
1,951,564 NextEra Energy, Inc 191,019,084
1,087,301 WEC Energy Group, Inc 128,236,280
TOTAL UTILITIES 319,255,364
TOTAL COMMON STOCKS
(Cost $3,178,472,432) 6,433,148,393
TOTAL LONG-TERM INVESTMENTS
(Cost $3,178,472,432) 6,433,148,393
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
72763445 REPURCHASE AGREEMENTS - 1 .1% 72763445
$ 70,575,000 (a) Fixed Income Clearing Corporation 3 .600% 05/01/26 70,575,000
2,188,445 (b) Fixed Income Clearing Corporation 1 .060 05/01/26 2,188,445
TOTAL REPURCHASE AGREEMENTS
(Cost $72,763,445) 72,763,445
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,763,445) 72,763,445
TOTAL INVESTMENTS - 100 .1%
(Cost $ 3,251,235,877 ) 6,505,911,838
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (4,133,691)
NET ASSETS - 100% $ 6,501,778,147
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $70,582,058 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $71,986,577.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 4/30/26 to be repurchased at $2,188,509 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/33, valued at $2,232,397.

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,433,148,393 $ – $ – $ 6,433,148,393
Short-Term Investments:
Repurchase Agreements – 72,763,445 – 72,763,445
Total $ 6,433,148,393 $ 72,763,445 $ – $ 6,505,911,838

Portfolio of Investments April 30, 2026
Global Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
16390859 COMMON STOCKS - 98.7%
CANADA - 3.6%
5,275 Enbridge, Inc $ 292,575
1,666 Royal Bank of Canada 299,643
TOTAL CANADA 592,218
FRANCE - 9.3%
4,377 Accor S.A. 216,612
7,565 AXA S.A. 364,673
394 LVMH Moet Hennessy Louis Vuitton SE 210,478
3,716 TotalEnergies SE 345,490
9,714 Veolia Environnement S.A. 410,797
TOTAL FRANCE 1,548,050
GERMANY - 1.9%
1,925 SAP SE 323,194
TOTAL GERMANY 323,194
HONG KONG - 0.7%
71,487 HKT Trust & HKT Ltd 115,963
TOTAL HONG KONG 115,963
JAPAN - 5.8%
34,925 ITOCHU Corp 432,829
10,400 KDDI Corp 170,191
10,600 ORIX Corp 356,759
TOTAL JAPAN 959,779
NETHERLANDS - 3.5%
405 ASML Holding NV 585,446
TOTAL NETHERLANDS 585,446
TAIWAN - 5.0%
2,082 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 824,597
TOTAL TAIWAN 824,597
UNITED KINGDOM - 3.4%
13,544 Compass Group plc 382,713
3,070 Unilever plc 179,027
TOTAL UNITED KINGDOM 561,740
UNITED STATES - 65.5%
2,369 Abbott Laboratories 215,082
1,564 AbbVie, Inc 330,504
803 Accenture plc, Class A 143,504
1,390 American Express Co 449,039
3,467 Apple, Inc 940,770
1,884 Booking Holdings, Inc 317,190
2,005 Broadcom, Inc 836,947
890 Eaton Corp plc 385,379
3,284 Experian plc 120,158
2,417 Exxon Mobil Corp 373,016
43,105 Haleon plc 199,053
1,507 Honeywell International, Inc 322,995
2,229 JPMorgan Chase & Co 698,190
513 Linde plc 257,085
672 Mastercard, Inc, Class A 337,962
837 McDonald's Corp 245,735
3,015 Merck & Co, Inc 329,178
1,917 Microsoft Corp 781,714
797 Motorola Solutions, Inc 349,907
2,610 NASDAQ, Inc 239,885
1,873 Nestle S.A. 189,622
4,724 NextEra Energy, Inc 462,385
489 Northrop Grumman Corp 283,366
1,377 PepsiCo, Inc 218,241
1,955 Philip Morris International, Inc 322,712

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
2,392 ProLogis, Inc $ 339,712
2,896 Sanofi S.A. 270,997
5,595 Smurfit Westrock plc 214,792
2,613 Starbucks Corp 275,227
1,115 T-Mobile US, Inc 217,983
785 Union Pacific Corp 211,542
TOTAL UNITED STATES 10,879,872
TOTAL COMMON STOCKS
(Cost $8,882,239) 16,390,859
TOTAL LONG-TERM INVESTMENTS
(Cost $8,882,239) 16,390,859
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
175,000 REPURCHASE AGREEMENTS - 1.1%
$ 175,000 (a) Fixed Income Clearing Corporation 3 .600% 05/01/26 175,000
TOTAL REPURCHASE AGREEMENTS
(Cost $175,000) 175,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $175,000) 175,000
TOTAL INVESTMENTS (Cost $ 9,057,239 ) - 99 .8% 16,565,859
OTHER ASSETS & LIABILITIES, NET -  0.2% 38,558
NET ASSETS - 100% $ 16,604,417
ADR American Depositary Receipt
(a) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $175,018 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $178,535.
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,516,857 $ 4,874,002 $ – $ 16,390,859
Short-Term Investments:
Repurchase Agreements – 175,000 – 175,000
Total $ 11,516,857 $ 5,049,002 $ – $ 16,565,859

Portfolio of Investments April 30, 2026
Winslow Large-Cap Growth ESG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
829485700 COMMON STOCKS - 97.9% 829485700
AUTOMOBILES & COMPONENTS - 1.3%
29,210 (a) Tesla, Inc $ 11,147,412
TOTAL AUTOMOBILES & COMPONENTS 11,147,412
CAPITAL GOODS - 9.8%
11,650 Caterpillar, Inc 10,369,781
11,250 GE Vernova, Inc 12,188,925
57,640 General Electric Co 16,711,565
45,390 Howmet Aerospace, Inc 11,031,586
9,450 Parker-Hannifin Corp 8,594,019
21,000 Quanta Services, Inc 15,283,170
18,920 Trane Technologies plc 9,318,857
TOTAL CAPITAL GOODS 83,497,903
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
149,560 (a) Amazon.com, Inc 39,642,374
62,600 (a) O'Reilly Automotive, Inc 6,222,440
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 45,864,814
CONSUMER SERVICES - 3.2%
66,300 Booking Holdings, Inc 11,162,268
49,900 Hilton Worldwide Holdings, Inc 16,171,093
TOTAL CONSUMER SERVICES 27,333,361
FINANCIAL SERVICES - 5.5%
14,600 (a) Affirm Holdings, Inc 938,488
15,516 Mastercard, Inc, Class A 7,803,307
56,300 Morgan Stanley 10,730,217
8,900 MSCI, Inc 5,263,549
64,860 Visa, Inc, Class A 21,393,422
TOTAL FINANCIAL SERVICES 46,128,983
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
29,885 (a) Intuitive Surgical, Inc 13,675,675
8,550 McKesson Corp 6,969,960
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,645,635
MATERIALS - 0.8%
26,590 Ecolab, Inc 6,929,354
TOTAL MATERIALS 6,929,354
MEDIA & ENTERTAINMENT - 15.8%
228,940 Alphabet, Inc, Class C 87,441,344
26,700 Meta Platforms, Inc 16,337,997
205,700 (a) Netflix, Inc 19,255,577
23,880 (a) Spotify Technology S.A. 10,663,614
TOTAL MEDIA & ENTERTAINMENT 133,698,532
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.8%
486,000 (a) Elanco Animal Health, Inc 10,871,820
22,335 Eli Lilly & Co 20,874,291
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 31,746,111
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 27.2%
64,090 (a) Advanced Micro Devices, Inc 22,719,264
34,510 Analog Devices, Inc 13,881,993
9,250 ASML Holding NV 13,310,658
147,015 Broadcom, Inc 61,368,471
20,500 Micron Technology, Inc 10,601,780
541,160 NVIDIA Corp 107,999,301
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 229,881,467
SOFTWARE & SERVICES - 10.4%
14,990 Intuit, Inc 5,823,615
113,852 Microsoft Corp 46,426,568
116,100 Oracle Corp 18,737,379
140,660 (a) Shopify, Inc, Class A 17,038,146
TOTAL SOFTWARE & SERVICES 88,025,708

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 10.8%
269,460 Apple, Inc $ 73,117,971
57,000 (a) Arista Networks, Inc 9,844,470
9,800 (a) Lumentum Holdings, Inc 8,842,736
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 91,805,177
TRANSPORTATION - 1.5%
70,300 CH Robinson Worldwide, Inc 12,781,243
TOTAL TRANSPORTATION 12,781,243
TOTAL COMMON STOCKS
(Cost $492,585,288) 829,485,700
SHARES DESCRIPTION
ACQUIRED
DATE VALUE
10103514 COMMON STOCKS IN PRIVATE COMPANIES - 1.2% 10103514
SOFTWARE & SERVICES - 0.5%
8,918 (a),(b) Anthropic PBC 08/29/25 3,222,519
1,827 (a),(b) OpenAI Foundation, Class A 10/28/25 1,256,404
TOTAL SOFTWARE & SERVICES 4,478,923
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
8,179 (a),(b) OPENAI, Class C 03/31/26 5,624,591
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,624,591
TOTAL COMMON STOCKS IN PRIVATE COMPANIES
(Cost $8,721,179) 10,103,514
SHARES DESCRIPTION
ACQUIRED
DATE VALUE
6046930 PREFERRED STOCKS IN PRIVATE COMPANIES - 0.7% 6046930
BANKS - 0.3%
14,019 (a),(b) DATABRICKS,Inc 12/16/25 2,663,610
TOTAL BANKS 2,663,610
SOFTWARE & SERVICES - 0.4%
9,363 (a),(b) Anthropic PBC 01/27/26 3,383,320
TOTAL SOFTWARE & SERVICES 3,383,320
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES
(Cost $3,983,490) 6,046,930
TOTAL LONG-TERM INVESTMENTS
(Cost $505,289,957) 845,636,144
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
3026384 REPURCHASE AGREEMENTS - 0.4% 3026384
$ 101,384 (c) Fixed Income Clearing Corporation 1.060% 05/01/26 101,384
2,925,000 (d) Fixed Income Clearing Corporation 3.600 05/01/26 2,925,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,026,384) 3,026,384
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,026,384) 3,026,384
TOTAL INVESTMENTS - 100.2%
(Cost $508,316,341 ) 848,662,528
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (1,659,031)
NET ASSETS - 100% $ 847,003,497
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 4/30/26 to be repurchased at $101,387 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/33, valued at $103,522.
(d) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $2,925,293 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $2,983,611.

Portfolio of Investments April 30, 2026
(continued)
Winslow Large-Cap Growth ESG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 829,485,700 $ – $ – $ 829,485,700
Common Stocks in Private Companies – – 10,103,514 10,103,514
Preferred Stocks in Private Companies – – 6,046,930 6,046,930
Short-Term Investments:
Repurchase Agreements – 3,026,384 – 3,026,384
Total $ 829,485,700 $ 3,026,384 $ 16,150,444 $ 848,662,528
Winslow Large-Cap Growth ESG
Common Stocks
in Private
Companies
Preferred
Stocks in Private
Companies
Balance at the beginning of period $- $-
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) 1,382,335 2,063,440
Purchases at cost 8,721,179 3,983,490
Sales at proceeds - -
Net discounts (premiums) - -
Transfers into - -
Transfers (out of) - -
Balance at the end of period $10,103,514 $6,046,930
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $1,382,335 $2,063,440

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Winslow Large-
Cap Growth ESG
Common Stocks in
Private Companies
$6,880,995 Enterprise Value Market Movement $687.68 N/A
3,222,519 Enterprise Value Market Movement $361.35 N/A
Preferred Stocks in
Private Companies
2,663,610 Enterprise Value Transaction Price $190.00 N/A
3,383,320 Enterprise Value Market Movement $361.35 N/A
Total $16,150,444